CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2020
CONVERTIBLE NOTES
CONVERTIBLE NOTES

18. CONVERTIBLE NOTES

On November 24, 2015, the Group entered into an agreement with Splendid Days for a private placement of secured convertible notes and warrants for gross proceeds of US$40,050,000. The transaction closed on December 11, 2015 and the Group has recognized an amount of US$8.1 million as BCF from the convertible notes. Pursuant to the terms of the agreement, the convertible notes shall mature in December 2018, subject to an extension for two years at the discretion of the investor. The convertible notes accrue interest at a rate of 12% per annum and are payable upon maturity of the notes. According to the Schedule 13D filed by Splendid Days on March 5, 2018, Splendid Days’s equity was transferred from Ark Pacific Special Opportunities Fund I, L.P., an entity affiliated with the Group's former president to Truth Beauty Limited. The equity of Splendid Days was transferred to the Group’s former president on April 9, 2020. The notes are secured by the equity interest of the Group’s subsidiaries (The9 Computer and C9I Shanghai), and the Group’s office buildings. Splendid Days is entitled to put the convertible notes to the Group upon a change in control and upon an event of default. The Group has entered into a deed of settlement with the Splendid Days on March 12, 2019 wherein the Group will proceed to dispose of office buildings and use the proceeds to repay both convertible notes and the entrusted bank loan. Annual interest rate on the loan remained at 12% up to settlement date. In September 2019, the Group entered into an agreement with Kapler Pte. Ltd. to sell three subsidiaries, namely The9 Computer, C9I Shanghai and Shanghai Kaie for total consideration of RMB493.0 million (US$75.6 million).

These subsidiaries hold land use rights and office buildings located at Zhangjiang, Shanghai. The transaction was completed on February 21, 2020.

On May 29, 2020, the Group entered into a private settlement deed with Splendid Days and Ark Pacific Associates relating to the convertible notes repayment. Pursuant to the private settlement deed, the interest rate on the convertible notes was retrospectively lowered from 12% to 7% per annum for the period commencing from the original convertible notes issuance date until February 21, 2020, the date on which interest stopped to accrue on the convertible notes. The Group settled approximately US$50.0 million of the total outstanding amount due to Splendid Days and its designated affiliates primarily relating to convertible notes and entrusted loan in aggregate by cash and further settled the remaining portion on June 12, 2020 by an initial issuance of 32,400,000 Class A ordinary shares of the Company to Splendid Days. Those Class A ordinary shares are subject to certain lock-up conditions and the number of Class A ordinary shares held or to be held by Splendid Days may also be subject to quantitative adjustments based on the market value of the Company’s shares, as set forth in the private settlement deed. For the extinguishment of the convertible notes, the intrinsic value of the BCF as of extinguishment date was determined as nil and all the reacquisition price allocated to the convertible notes. In accordance with the terms and conditions set forth in the private settlement deed, the interest-free loan of US$5.0 million extended by Ark Pacific Associates was waived in December 2020 given the conditions set forth have been satisfied. As of December 31, 2020, the Group deemed there is no quantitative adjustments required to the number of Class A ordinary shares issued to Splendid Days in June 2020. The Group recognized a gain on extinguishment on convertible notes amounting to RMB56.8 million (US$8.7 million) for the year ended December 31, 2020.

On February 3, 2020, the Group entered into a convertible promissory note with Iliad Research and Trading, L.P., for convertible notes of US$500,000 with interest at a rate of 6% per annum. The convertible note was repaid in October 2020 and no gain or loss on extinguishment.